Segment reporting - Summary of Disaggregation of Revenue Geographically (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 2,231,000	$ 1,835,000	[1]	$ 1,555,000	[1]
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	1,381,000	1,106,000		908,000
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	850,000	729,000		647,000
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 898,000	$ 709,000		$ 450,000
Percentage of entity's revenue	40.00%	39.00%		28.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 877,000	$ 704,000		$ 446,000
Percentage of entity's revenue	64.00%	64.00%		49.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 21,000	$ 5,000		$ 4,000
Percentage of entity's revenue	2.00%	1.00%		1.00%
Asia-Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 147,000	$ 151,000		$ 244,000
Percentage of entity's revenue	7.00%	8.00%		16.00%
Asia-Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 30,000	$ 27,000		$ 132,000
Percentage of entity's revenue	2.00%	2.00%		14.00%
Asia-Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 117,000	$ 124,000		$ 112,000
Percentage of entity's revenue	14.00%	17.00%		17.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 425,000	$ 299,000		$ 244,000
Percentage of entity's revenue	19.00%	16.00%		16.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 317,000	$ 209,000		$ 156,000
Percentage of entity's revenue	23.00%	19.00%		17.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 108,000	$ 90,000		$ 88,000
Percentage of entity's revenue	13.00%	12.00%		14.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 742,000	$ 652,000		$ 588,000
Percentage of entity's revenue	33.00%	36.00%		38.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 146,000	$ 155,000		$ 159,000
Percentage of entity's revenue	10.00%	14.00%		18.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 596,000	$ 497,000		$ 429,000
Percentage of entity's revenue	70.00%	68.00%		66.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 19,000	$ 24,000		$ 29,000
Percentage of entity's revenue	1.00%	1.00%		2.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 11,000	$ 11,000		$ 15,000
Percentage of entity's revenue	1.00%	1.00%		2.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 8,000	$ 13,000		$ 14,000
Percentage of entity's revenue	1.00%	2.00%		2.00%

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.